Debt: Schedule of Long-term Debt, net of current portion (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-term Debt, net of current portion:
Schedule of Long-term Debt, net of current portion

	December 31, 2011		December 31, 2010
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %

Russian ruble-denominated:
Banks and financial institutions	2,674,866	6.0-14.0	1,481,019	7.0-16.0
Bonds issue	1,552,133	7.4-10.0	984,352	9.8-19.0
Corporate lenders	228	0.0	289	0.0
Total	4,227,227		2,465,660

U.S. dollar-denominated:
Syndicated loan	1,765,926	4.3-6.0	2,000,000	5.3-6.3
Banks and financial institutions	1,604,383	0.0-8.1	1,080,229	0.0-8.0
Corporate lenders	29,216	0.0-12.0	32,323	0.0-12.0
Total	3,399,525		3,112,552

Euro-denominated:
Banks and financial institutions	477,217	2.0-8.1	302,722	1.3-9.0
Corporate lenders	44	0.0	530	0.0
Total	477,261		303,252

Total long-term obligations	8,104,013		5,881,464
Less: current portion	(1,358,489)		(640,844)
Total long-term debt, net of current portion	6,745,524		5,240,620